Note 10 - Equity (Details)								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2014 USD ($) $ / shares shares	Nov. 18, 2014 USD ($) $ / shares shares	Nov. 14, 2014 USD ($) $ / shares shares	Nov. 10, 2014 shares	May. 15, 2014 shares	Jan. 01, 2014 USD ($) $ / shares shares	Nov. 26, 2012 shares	Dec. 31, 2013 USD ($) $ / shares shares	Nov. 30, 2012	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) $ / shares shares	Sep. 17, 2014 shares	Dec. 24, 2013 shares	Jan. 09, 2013 shares
Note 10 - Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			3,000,000
Share Price (in Dollars per share) | $ / shares			$ 6.50					$ 0.45							$ 0.45
Proceeds from Issuance Initial Public Offering | $			$ 17,065,000											$ 22,425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)		450,000
Proceeds from Stock Options Exercised | $		$ 2,710,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		90,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares		$ 8.125	$ 8.125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)												211,660		320,115
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $										$ 1,336,454		$ 1,336,454		$ 1,357,201
Share-based Compensation | $												$ 646,077	$ 42,047	101,830
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $														$ 201,909
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition														2 years
Allocated Share-based Compensation Expense | $														$ 113,929
Class of Warrant or Right Issued During Period (in Shares)			90,000
Class of Warrants or Rights Outstanding Remaining Contractual Life														3 years 328 days
Preferred Stock, Shares Authorized (in Shares)								50,000		50,000		50,000		50,000	50,000
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)														53.4
Convertible Preferred Stock Converted to Other Securities | $			$ 25,000
Conversion of Stock, Shares Issued (in Shares)			1,335,000
Common Stock Dividends, Shares (in Shares)							29
Common Stock, Shares Authorized (in Shares)								20,000,000		20,000,000		20,000,000		20,000,000	20,000,000	20,000,000	4,250,000
Stock Repurchased During Period, Value | $								$ 240,000
Authorization to Purchase Option, Shares (in Shares)								534,000
Treasury Stock, Retired, Cost Method, Amount | $								$ 791,638
Authorization to Purchase Option, Term								8 years
Binomial Lattice-based Model Fair Value Share Price (in Dollars per share) | $ / shares								$ 1.03							$ 1.03
Binomial Lattice-based Model Fair Value Total | $								$ 551,638							$ 551,638
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $										$ 613,406		$ 613,406
The 2012 Plan [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement, Award Plan Term									10 years
The 2014 Plan [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)					1,513,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						198,915
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Options that Vest Dependent upon Initial Public Offering (in Shares)						100,125
Share-based Compensation Arrangement Shares Vesting Period of Installments						12 years
Minimum [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Options Grants in Period Exercise Price (in Dollars per share) | $ / shares												$ 6.31
Maximum [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award Options Grants in Period Exercise Price (in Dollars per share) | $ / shares												$ 9.62
First Year [Member] | The 2014 Plan [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement Number of Share Vesting Each Vesting Period (in Shares)						4,171
Second Year [Member] | The 2014 Plan [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement Number of Share Vesting Each Vesting Period (in Shares)						2,503
Third Year [Member] | The 2014 Plan [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement Number of Share Vesting Each Vesting Period (in Shares)						1,670
Prior to Increase [Member]
Note 10 - Equity (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)																		150,000
Posterior to Increase [Member]
Note 10 - Equity (Details) [Line Items]
Common Stock, Shares Authorized (in Shares)																		4,000,000
IPO [Member]
Note 10 - Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			3,000,000
Share Price (in Dollars per share) | $ / shares			$ 6.50
Proceeds from Issuance Initial Public Offering | $			$ 17,065,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)			450,000
Proceeds from Stock Options Exercised | $			$ 2,710,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)			90,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 8.125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year
Employee Stock Option [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation | $														$ 32,105	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												2 years 255 days
Allocated Share-based Compensation Expense | $										129,704	$ 7,440	$ 240,701	15,538
Restricted Stock [Member]
Note 10 - Equity (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares	$ 6.20					$ 1.20
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)														42,950
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $														$ 1,198,212
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition												2 years 255 days		3 years 146 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)	95,000					567,375
Number of Tranches of Restricted Stock						2
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost | $	$ 589,000					$ 679,000
Allocated Share-based Compensation Expense | $										226,875	$ 10,115	$ 405,376	$ 32,508	$ 69,725	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $										663,525		$ 663,525
Restricted Stock [Member] | Tranche 1 [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 years
Restricted Stock [Member] | Tranche 2 [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Performance Shares [Member]
Note 10 - Equity (Details) [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Stock Options, Requisite Service Period Recognition | $										23,031
Adjustments to Additional Paid in Capital, Share-based Compensation, Restricted Stock Unit or Restricted Stock Award, Requisite Service Period Recognition | $										$ 122,841
Employee [Member] | The 2014 Plan [Member]
Note 10 - Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					72,100
Share-based Compensation Arrangement Number of Share Vesting Each Vesting Period (in Shares)					4,450
Share-based Compensation Arrangement Number of Quarterly Installements					16